Columbia Variable Portfolio – Large Cap Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 14.0%
Entertainment 1.1%
TKO Group Holdings, Inc.(a)	219,072	27,101,397
Interactive Media & Services 12.9%
Alphabet, Inc., Class A	486,164	80,630,300
Alphabet, Inc., Class C	570,737	95,421,519
Meta Platforms, Inc., Class A	240,918	137,911,100
Total		313,962,919
Total Communication Services		341,064,316
Consumer Discretionary 12.6%
Automobiles 1.6%
Tesla, Inc.(a)	147,138	38,495,715
Broadline Retail 7.0%
Amazon.com, Inc.(a)	914,800	170,454,684
Hotels, Restaurants & Leisure 2.5%
DraftKings, Inc., Class A(a)	764,998	29,987,922
Hilton Worldwide Holdings, Inc.	132,391	30,516,125
Total		60,504,047
Specialty Retail 1.5%
TJX Companies, Inc. (The)	317,934	37,369,962
Total Consumer Discretionary		306,824,408
Consumer Staples 3.9%
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	69,292	61,428,744
Household Products 1.4%
Procter & Gamble Co. (The)	194,325	33,657,090
Total Consumer Staples		95,085,834
Financials 2.5%
Financial Services 2.5%
Visa, Inc., Class A	223,780	61,528,311
Total Financials		61,528,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.3%
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.(a)	111,206	7,816,670
Exact Sciences Corp.(a)	236,264	16,094,303
Insmed, Inc.(a)	138,364	10,100,572
Natera, Inc.(a)	106,206	13,482,852
Vertex Pharmaceuticals, Inc.(a)	34,552	16,069,444
Total		63,563,841
Health Care Equipment & Supplies 2.9%
Cooper Cos, Inc. (The)(a)	291,179	32,128,691
Intuitive Surgical, Inc.(a)	77,820	38,230,631
Total		70,359,322
Health Care Providers & Services 1.1%
Cardinal Health, Inc.	234,380	25,903,678
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	46,234	28,598,966
Pharmaceuticals 3.5%
Eli Lilly & Co.(b)	96,898	85,845,814
Total Health Care		274,271,621
Industrials 5.8%
Aerospace & Defense 1.0%
General Dynamics Corp.	81,871	24,741,416
Commercial Services & Supplies 1.4%
Cintas Corp.	159,248	32,785,978
Electrical Equipment 2.3%
AMETEK, Inc.	143,645	24,665,283
Eaton Corp. PLC	93,117	30,862,699
Total		55,527,982
Industrial Conglomerates 1.1%
Honeywell International, Inc.	129,951	26,862,171
Total Industrials		139,917,547
Information Technology 48.0%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity PLC	198,909	30,033,270

Columbia Variable Portfolio – Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 16.5%
Advanced Micro Devices, Inc.(a)	247,393	40,592,243
Applied Materials, Inc.	189,196	38,227,052
Broadcom, Inc.	170,213	29,361,743
NVIDIA Corp.	2,177,334	264,415,441
QUALCOMM, Inc.(b)	175,205	29,793,610
Total		402,390,089
Software 19.3%
Adobe, Inc.(a)	86,497	44,786,417
Dynatrace, Inc.(a)	490,924	26,249,706
Microsoft Corp.	613,588	264,026,916
Palo Alto Networks, Inc.(a),(b)	116,417	39,791,331
Salesforce, Inc.(b)	175,461	48,025,430
ServiceNow, Inc.(a)	51,286	45,869,686
Total		468,749,486
Technology Hardware, Storage & Peripherals 11.0%
Apple, Inc.	1,147,490	267,365,170
Total Information Technology		1,168,538,015
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.3%
Specialized REITs 1.3%
Equinix, Inc.(b)	35,745	31,728,334
Total Real Estate		31,728,334
Total Common Stocks (Cost $1,128,859,590)		2,418,958,386

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(c),(d)	17,236,063	17,234,339
Total Money Market Funds (Cost $17,234,167)		17,234,339
Total Investments in Securities (Cost: $1,146,093,757)		2,436,192,725
Other Assets & Liabilities, Net		(3,271,611)
Net Assets		2,432,921,114
At September 30, 2024, securities and/or cash totaling $47,575,320 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Eli Lilly & Co.	Morgan Stanley	USD	(17,364,424)	(196)	1,030.00	10/18/2024	(40,750)	(10,192)
Equinix, Inc.	Morgan Stanley	USD	(6,390,936)	(72)	960.00	10/18/2024	(3,490)	(14,400)
Palo Alto Networks, Inc.	Morgan Stanley	USD	(8,066,480)	(236)	370.00	10/18/2024	(42,170)	(27,376)
QUALCOMM, Inc.	Morgan Stanley	USD	(6,036,775)	(355)	190.00	10/18/2024	(38,606)	(18,993)
Salesforce, Inc.	Morgan Stanley	USD	(9,716,705)	(355)	290.00	10/18/2024	(28,836)	(42,067)
Total							(153,852)	(113,028)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	6,108,694	343,409,321	(332,283,848)	172	17,234,339	3,071	526,605	17,236,063
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Large Cap Growth Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7013_12_C01_(11/24)